S000031844 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	165 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Morningstar US Market Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	24.09%	13.96%	12.66%
Morningstar Dividend Yield Focus Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	14.21%	6.87%	7.91%
iShares Core High Dividend ETF
Prospectus [Line Items]
Average Annual Return, Percent	14.16%	6.79%	7.82%
Performance Inception Date				Mar. 29, 2011
iShares Core High Dividend ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	13.17%	5.81%	6.88%
iShares Core High Dividend ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	9.07%	5.16%	6.13%